ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 921	$ 1,399
Accrued expenses	274	237
Accrued Liabilities, Current, Total	$ 1,195	$ 1,636